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July 1, 2022	Jacob C. Tiedt Shareholder +1 312 609 7697 jtiedt@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Intermediate Duration Municipal Term Fund (“Intermediate Duration”)
(File No. 811-22752) and Nuveen Intermediate Duration Quality Municipal Term Fund
(“Intermediate Duration Quality”) (File No. 811-22779) (each, a “Registrant”)

To the Commission:

On behalf of each Registrant, electronically transmitted herewith is the Registrant’s preliminary Joint Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to shareholders of each Registrant in connection with the Registrant’s special shareholder meeting. At the meeting, (1) Intermediate Duration’s shareholders will be asked to consider a proposal to approve an amendment to Intermediate Duration’s Declaration of Trust that would eliminate the provision requiring the automatic termination of Intermediate Duration on March 31, 2023 and (2) Intermediate Duration Quality’s shareholders will be asked to consider a proposal to approve an amendment to Intermediate Duration Quality’s Declaration of Trust that would eliminate the provision requiring the automatic termination of Intermediate Duration Quality on June 30, 2023.

Please contact the undersigned at (312) 609-7697 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

Jacob C. Tiedt

Shareholder

Enclosure

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